Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions

22. Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly.

Transactions with key management and directors comprised the following:

a) The Company paid expenses of $262,834 (2020 - $1,445,043 and 2019 - $567,468) to a company owned by the former CEO for the year ended December 31, 2021, included in the consolidated statement of loss and comprehensive loss under various expense line categories. As at December 31, 2020, the former CEO had repaid a related party loan of $355,778 for withholding taxes paid by the Company on behalf of the CEO in relation to the Class B common shares issue during the year ended December 31, 2020.

b) As at December 31, 2020, the former President of FSD BioSciences Division had repaid a related party loan of $21,876 for withholding taxes paid by the Company on behalf of the President of FSD BioSciences Division in relation to the Class B common shares issued during the year ended December 31, 2020.

c) In fiscal 2021, the Company pays independent directors' compensation of C$60,000, with the chair of the audit committee receiving an additional C$20,000 and the chair of the compensation committee receiving an additional C$10,000. Director's compensation for the year ended December 31, 2021, was $757,690 (2020 - $246,226 and 2019 - $153,109), which includes $466,546 (2020 - $238,703 and 2019 - $nil) recognized as share-based compensation for shares issued.

d) In February 2021, as compensation, the Company issued 1,349,764 shares with a fair value of $3,576,875 to Raza Bokhari, in his capacity as Board Chair and Chief Executive Officer, and to certain other directors. Of the 1,349,764 shares issued, 1,173,709, with a fair value of $3,110,330, were issued to Raza Bokhari and 176,055 shares, with a fair value of $466,545, were issued to other directors. In June 2021, 156,278 of the shares issued to directors in February 2021 were cancelled. On March 8, 2022, following litigation with respect to certain of the shares issued to Raza Bokhari in February 2021, the court issued a decision, permitting the part of the share grant to Raza Bokhari of 536,979 shares (see Note 21).

e) During the year ended December 31, 2020, the Company issued 1,676,066 shares to key management and directors in the form of a compensation bonus for past services provided. The fair value of shares issued to key management and directors is $4,602,301 and is included in share-based payments and bonuses for the year ended December 31, 2020.

f) The Company reimbursed certain directors C$1,334,158 for expenses incurred in relation to requisitioning, calling and holding the shareholders' meeting.

Key management personnel compensation during the years ended December 31, 2021, 2020 and 2019 is comprised of:

	2021	2020	2019
	$	$	$
Salaries, benefits, bonuses and consulting fees	2,075,893	2,936,816	3,638,267
Share-based payments and bonuses	6,881,641	7,045,994	9,385,984
Total	8,957,534	9,982,810	13,024,251